Note 22 - Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Quarterly Financial Information [Text Block]
NOTE
22
- QUARTERLY FINANCIAL DATA (UNAUDITED)

The following represents a summary of selected unaudited quarterly financial data for
2018
and
2017:

	(in thousands, except share data)
		Net		Net Income
	Interest	Interest	Net	Per Share
	Income	Income	Income	Basic	Diluted
2018
First quarter	$7,741	$6,530	$1,799	$0.55	$0.55
Second quarter	$8,710	$7,326	$2,200	$0.67	$0.67
Third quarter	$8,758	$7,072	$1,786	$0.55	$0.55
Fourth quarter	$9,156	$7,279	$2,435	$0.74	$0.74

2017
First quarter	$5,468	$4,859	$1,394	$0.43	$0.43
Second quarter	$5,920	$5,270	$1,185	$0.36	$0.36
Third quarter	$6,484	$5,708	$402	$0.12	$0.12
Fourth quarter	$7,900	$6,817	$865	$0.27	$0.27